Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

(a)   Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, in accordance with the terms of the Management Agreement, if both parties agree. The monthly fees include fees which are paid to the technical managers on a monthly basis, including third-party managers for the LNG carriers, Maria Energy, Tenergy, the VLCCs Ulysses, Hercules I, Dias I, the suezmax tankers Decathlon and Popi Sazaklis, the aframax tankers Maria Princess, DF Montmartre, DF Mystras, Alpes and Aspen.

On January 1, 2026, monthly fees for operating conventional vessels were $32.5, apart from the LNG carriers, the DP2 suezmax shuttle tankers, the third-party managed vessels, chartered in vessels or chartered out on a bare-boat basis, and for vessels under construction. Monthly fees for third-party managed vessels were $30.4, for the suezmax tanker Decathlon, $30.2 for the VLCCs Ulysses, Hercules I (from March 3, 2026, upon change of technical manager), $49.4 for the LNG carrier Maria Energy, $41.3 for the LNG carrier Tenergy, $32.5 for the aframax tanker Maria Princess, respectively. Monthly fees for VLCC Dias I amounted to $30.2. For the aframax tankers Alpes, Aspen, and the suezmax tanker Popi Sazaklis, monthly fees amounted to $28.7 and $28.5 for the dual fuel LNG aframax tankers DF Montmartre and DF Mystras, respectively. Monthly fees for DP2 suezmax shuttle tankers were $38.5. For chartered in vessels or chartered out on a bare-boat basis and for vessels under construction, monthly fees were $22.5.

On January 1, 2025, monthly fees for operating conventional vessels were $31.0 apart from the LNG carriers, the DP2 suezmax shuttle tankers, the third-party managed vessels, chartered in vessels or chartered out on a bare-boat basis, and for vessels under construction. Monthly fees for third-party managed vessels were $29.3, for the suezmax tanker Decathlon, $31.0 for the VLCCs Ulysses, Hercules I, $47.1 for the LNG carrier Maria Energy, $38.8 for the LNG carrier Tenergy, $31.0 for the aframax tanker Maria Princess and $30.0 for the aframax tanker Ise Princess (up to the sale on July 14, 2025), respectively. Monthly fees for VLCC Dias I amounted to $29.2. For the aframax tankers Alpes, Aspen, and the suezmax tanker Popi Sazaklis, monthly fees amounted to $28.7 and $28.4 for the dual fuel LNG aframax tankers DF Montmartre and DF Mystras, respectively. Monthly fees for DP2 suezmax shuttle tankers were $37.2. For chartered in vessels or chartered out on a bare-boat basis and for vessels under construction, monthly fees were $21.7.

The Management Company, for services rendered, charged $5,607 for the second quarter of 2026 and $5,143 for the prior year second quarter. Charges for the first half of 2026 amounted to $14,659 and $10,217 for the prior year respective period.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. For the first half of 2026 and 2025, an award of $5,000 and $3,000 respectively, was granted to the Management Company and is included in the general and administrative expenses in the accompanying consolidated statements of comprehensive income.

The Holding Company and the Management Company have certain officers and directors in common. The Chief Executive Officer and Director of the Holding Company is also the sole stockholder of the Management Company and the son of the founder of TST (as defined below). The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2026, are $13,843 for the remainder of 2026, $27,702 for 2027, $29,136 for 2028, $30,114 for 2029, $30,108 for 2030 and $119,521 from 2031 to 2035.

Management fees for vessels are included in general and administrative expenses in the accompanying consolidated statements of comprehensive income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels. During the six months ended June 30, 2026, and June 30, 2025, $2,171 and $2,022, respectively, were charged and accounted for as part of construction costs. For the second quarter of 2026, the amount of $926 was charged, compared to $1,241 in the second quarter of 2025.

As of June 30, 2026, the amount due to the Management Company was $130 ($144 at December 31, 2025).

(b) Tsakos Shipping and Trading S.A. (“TST”): TST provides technical management to the Company’s vessels. The Management Company, at its own expense, pays technical management fees to TST, and the Company bears and pays directly to TST most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TST personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels. TST for technical services rendered charged $559 for the second quarter of 2026 and $681 for the prior year second quarter. For the first half of 2026, charges amounted to $1,034 compared to $1,196 for the prior year first half, included in operating expenses in the accompanying consolidated statements of comprehensive income.

At June 30, 2026, the amount due to TST as technical manager was $39 ($828 due to TST at December 31, 2025).

TST provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays TST a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in voyage expenses in the accompanying consolidated statements of comprehensive income. TST also provides sale and purchase of vessels brokerage service. For this service, TST may charge brokerage commissions. In the first half of 2026 and 2025, TST charged a brokerage commission of $540 for the sale of the VLCC tanker Ulysses and $203 for the sale of the suezmax tanker Pentathlon, respectively. TST may also charge a fee of $250 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by TST. In the first half of 2026 and 2025, $nil supervision fees were charged.

TST for chartering services rendered charged $3,575 for the second quarter of 2026 compared to $2,265 for the prior year second quarter. For the first half of 2026, the charge amounted to $6,602 compared to $4,604 for the prior year first half.

At June 30, 2026, the amount due to TST as commercial manager was $2,100 ($577 at December 31, 2025).

At June 30, 2026, an amount of $865 ($474 at December 31, 2025) is also due to TST, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(c)  Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurances through Argosy, a captive insurance company affiliated with TST. During the first half of 2026, the Company incurred insurance recoveries from loss of hire recorded in voyage revenues amounting to $nil and $3,524 for the prior year first half, and insurance recoveries from damages to fixed assets recorded in vessel operating expenses of $1,212 and $2,907 for the prior year first half, presented in the accompanying consolidated statements of comprehensive income, respectively. For the second quarter of 2026, Argosy, for services rendered, charged $4,617 compared to $4,378 for the prior year quarter and $9,036 for the first half of 2026, compared to $8,908 for the prior year first half, included in operating expenses in the accompanying consolidated statements of comprehensive income.

At June 30, 2026, the amount due to Argosy was $7,083 ($1,181 at December 31, 2025).

At June 30,2026, an amount of $597 ($2,027 at December 31, 2025) is also due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(d) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. For the second quarter of 2026, AirMania, for services rendered, charged $1,592 compared to $2,387 in the prior year quarter. For the first half of 2026, charges amounted to $3,432 compared to $4,048 for the prior year’s first half.

At June 30, 2026, the amount due to AirMania was $360 ($440 at December 31, 2025).